LEASES - Schedule of Maturities of Operating Lease Liabilities (Details) $ in Millions	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 33.7
2022	30.8
2023	27.9
2024	24.5
2025	18.4
Thereafter	59.1
Total lease payments	194.4
Less imputed interest	(26.0)
Total lease liability	$ 168.4